Revenue (Details) - Schedule of presents components revenue - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenue	$ 2,820,780	$ 2,235,965	$ 11,434,959	$ 8,591,540
Cost plus fixed fee [Member]
Segment Reporting Information [Line Items]
Total revenue	1,949,509	1,423,259	6,898,450	2,856,858
Firm fixed-price [Member]
Segment Reporting Information [Line Items]
Total revenue	871,271	434,373	3,023,176	4,978,015
Firm fixed-price-vehicle lease [Member]
Segment Reporting Information [Line Items]
Total revenue		$ 378,333	$ 1,513,333	$ 756,667